OTHER ASSETS (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Prepayments for purchase of property, plant and equipment [Member] CNY	Dec. 31, 2012 Prepayments for purchase of property, plant and equipment [Member] CNY	Dec. 31, 2013 Prepayments for construction of project assets [Member] CNY	Dec. 31, 2012 Prepayments for construction of project assets [Member] CNY	Dec. 31, 2013 Prepayments for land use rights [Member] CNY	Dec. 31, 2012 Prepayments for land use rights [Member] CNY	Dec. 31, 2013 Prepayment for warranty insurance premium [Member] CNY	Dec. 31, 2012 Prepayment for warranty insurance premium [Member] CNY	Dec. 31, 2013 Prepaid service fee-non-current portion [Member] CNY	Dec. 31, 2012 Prepaid service fee-non-current portion [Member] CNY	Dec. 31, 2013 Others [Member] CNY	Dec. 31, 2012 Others [Member] CNY
Other Assets [Line Items]
Other assets	$ 23,940,337	144,927,621	82,209,673	61,958,160	36,411,466	9,283,580		12,305,449		57,215,458	44,228,323		1,114,886	4,164,974	454,998